Document and Entity Information	May 08, 2020
Cover [Abstract]
Entity Registrant Name	WILLIAMS COMPANIES, INC.
Amendment Flag	false
Entity Central Index Key	0000107263
Document Type	8-K
Document Period End Date	May 08, 2020
Entity Incorporation State Country Code	DE
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
City Area Code	(918)
Local Phone Number	573-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	WMB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity File Number	001-07584
Entity Tax Identification Number	74-1079400
Entity Address, Address Line One	2800 Post Oak Boulevard
Entity Address, Address Line Two	Houston
Entity Address, Address Line Three	Texas
Entity Address, Postal Zip Code	77056